Trade and other receivables	12 Months Ended
Jun. 30, 2024
Trade And Other Receivables
Trade and other receivables

4. Trade and other receivables

	June 30, 2024	June 30, 2023

Accounts receivable	$966,150	$1,978,834
Receivable due from SFF(1)	-	8,024,195
Other receivable	323,293	321,016
Credit loss allowance (1) (2)	(174,226)	(6,486,838)
	$1,115,217	$3,837,207

(1)	In 2017, the Company entered into a sales contract with a group of limited partnerships now known as Solar Flow-Through Funds Ltd. (“SFF”) to provide development services for solar photovoltaic projects. The Company has written off receivables of total $6,486,838 in the year ended June 30, 2019 due to cancellation of the projects by the Ontario government.

During the year ended June 30, 2024, the previously written down $6,486,838 was settled by SFF with $1,750,143 in cash and 1,052,599 common shares of SFF. The fair value of SFF shares on the Settlement Date of March 27, 2024 was $2.93 per share, total $3,089,295 (Note 21). As the result, the Company recorded $4,839,438 in other income for the year ended June 30, 2024.

(2)	The Company’s changes in credit loss allowance for the year ended June 30, 2024 and 2023 are as follows:

	June 30, 2024	June 30, 2023

Credit loss allowance, beginning of the year	$(6,486,838)	$(6,486,838)
Recognition of credit loss	(174,226)	-
Recovery of credit loss	4,839,438	-
Written-off of credit loss	1,647,400	-
Credit loss allowance, end of the year	$(174,226)	$(6,486,838)